Business And Credit Concentrations, Major Customers And Geographic Information	12 Months Ended
Oct. 31, 2013
Segment Reporting [Abstract]
Business And Credit Concentrations, Major Customers And Geographic Information
Business and Credit Concentrations, Major Customers and Geographic Information
The Company provides credit, in the normal course of business, to various commercial enterprises, governmental entities and not-for-profit organizations. Concentration of credit risk with respect to trade receivables is limited due to the Company’s large number of customers. The Company also manages exposure to credit risk through credit approvals, credit limits and monitoring procedures. Management believes that credit risks as of October 31, 2013 and 2012 have been adequately provided for in the consolidated financial statements.
For the year ended October 31, 2013, no single customer or distributor accounted for more than 10% of consolidated net sales. As of October 31, 2013, no single customer or distributor had an outstanding balance payable to the Company in excess of 5% of total consolidated shareholders' equity.
For the year ended October 31, 2012, 12.7%, or approximately $10,600,000 of consolidated net sales were attributable to one major domestic customer. No other customer or distributor accounted for more than 10% of consolidated net sales for the year ended October 31, 2012.
As of October 31, 2012, one major domestic customer had an outstanding balance payable to the Company totaling 8.1% of total consolidated shareholders’ equity. No other customer or distributor had an outstanding balance payable to the Company in excess of 5% of total consolidated shareholders’ equity.
For the year ended October 31, 2011, no single customer or distributor accounted for more than 10% of consolidated net sales.
For the years ended October 31, 2013, 2012 and 2011, approximately 70%, 74% and 76%, respectively, of net sales were from customers in the United States, while approximately 30%, 26% and 24%, respectively, were from customers outside of the United States.
Net sales attributable to the United States and all other countries in total for the years ended October 31, 2013, 2012 and 2011 were as follows:

	Years ended October 31,
	2013	2012	2011
United States	$52,931,288	$62,010,259	$55,575,212
Outside the United States	22,334,750	21,513,071	17,764,379
Total net sales	$75,266,038	$83,523,330	$73,339,591

No individual country outside of the United States accounted for more than 10% of total net sales in fiscal years 2013, 2012 or 2011.
The Company has a single reportable segment for purposes of segment reporting, exclusive of Centric Solutions. For the years ended October 31, 2013, 2012 and 2011, Centric Solutions generated revenues, net of intercompany sales, totaling $1,490,186, $1,774,228 and $839,412, respectively. For the years ended October 31, 2013, 2012 and 2011, Centric Solutions incurred operating losses of approximately $124,000, $515,000 and $873,000, respectively. Total assets of Centric Solutions of approximately $329,000 and $309,000 (net of intercompany amounts) are included in the total consolidated assets of the Company as of October 31, 2013 and 2012, respectively.